Note 6 - Commitments and Contingencies 2 (Details Textual) - Time Charters [Member] $ in Millions	Jun. 30, 2021 USD ($)
Revenue, Remaining Performance Obligation, Amount	$ 40.3
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-07-01
Revenue, Remaining Performance Obligation, Amount	$ 38.9
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period (Year)	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-07-01
Revenue, Remaining Performance Obligation, Amount	$ 1.4
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period (Year)	1 year